UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2012
                                                   ------------------

Check here if Amendment [  ];    Amendment Number: ------------------

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        New Generation Advisors, LLC
             ----------------------------
Address:     49 Union Street
             ----------------------------
             Manchester, MA  01944
             ----------------------------

Form 13F File Number:     28-10779
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     George Putnam, III
          -------------------------------
Title:    President
          -------------------------------
Phone:    978-704-6200
          -------------------------------

Signature, Place and Date of Signing:

/s/ George Putnam III         Manchester, MA           May 14, 2012
---------------------       -----------------       -------------------
    [Signature]               [City, State]               [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                    0
                                                -------------
Form 13F Information Table Entry Total:              45
                                                -------------
Form 13F Information Table Value Total:           $228,552
                                                -------------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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

                                                 Title of                 Value              Investment  Other     Voting Authority
Name of Issuer                                    Class        Cusip     ($1000)   Shares    Discretion Managers  Sole  Shared  None
-------------------------                        --------     ---------  -------  ---------  ---------- --------  ----  ------  ----
ACCO BRANDS CORP                                  COMMON      00081T108    4,442    357,965     SOLE      NONE    357,965
ACCURIDE CORP                                     COMMON      00439T206   12,833  1,476,708     SOLE      NONE  1,476,708
BALTIC TRADING LTD                                COMMON      Y0553W103    1,618    389,836     SOLE      NONE    389,836
BANK OF AMERICA CORP                              COMMON      060505104    6,747    705,000     SOLE      NONE    705,000
BANK OF AMERICA CORP  30.7900 EXP10/28/2018       WTS         060505153    6,296  5,996,616     SOLE      NONE  5,996,616
BLUELINX HOLDINGS INC                             COMMON      09624H109    3,787  1,434,537     SOLE      NONE  1,434,537
BUILDERS FIRSTSOURCE, INC                         COMMON      12008R107    6,300  1,489,387     SOLE      NONE  1,489,387
COMERICA INC  29.4000 EXP11/14/2018               WTS         200340115    2,442    290,365     SOLE      NONE    290,365
DELTA AIR LINES, INC                              COMMON      247361702    7,321    738,344     SOLE      NONE    738,344
DORAL FINANCIAL CORP                              COMMON      25811P886    6,194  4,022,382     SOLE      NONE  4,022,382
EUROSEAS LTD                                      COMMON      Y23592200    1,495    655,870     SOLE      NONE    655,870
EXCEL MARITIME CARRIERS LTD                       COMMON      V3267N107    2,356  1,177,813     SOLE      NONE  1,177,813
EXIDE TECHNOLOGIES                                COMMON      302051206    4,210  1,345,099     SOLE      NONE  1,345,099
FAIRPOINT COMMUNICATIONS, INC                     COMMON      305560302    5,886  1,565,537     SOLE      NONE  1,565,537
FIFTH THIRD BANCORP                               COMMON      316773100    4,282    304,890     SOLE      NONE    304,890
GENERAL MOTORS CO                                 COMMON      37045V100    4,492    175,139     SOLE      NONE    175,139
GENERAL MOTORS CO 10.0000 EXP07/10/2016           WTS         37045V118    5,365    322,602     SOLE      NONE    322,602
GENERAL MOTORS CO 18.3300 EXP07/10/2019           WTS         37045V126    3,927    350,602     SOLE      NONE    350,602
GLOBAL SHIP LEASE, INC                            CL A        Y27183105      128     36,601     SOLE      NONE     36,601
JPMORGAN CHASE & CO. 42.4200 EXP10/28/2018        WTS         46634E114    6,193    462,837     SOLE      NONE    462,837
KEMET CORP                                        COMMON      488360207    3,841    410,393     SOLE      NONE    410,393
KEYCORP                                           COMMON      493267108    4,459    524,602     SOLE      NONE    524,602
LEAP WIRELESS INTL INC                            COMMON      521863308    3,742    428,660     SOLE      NONE    428,660
LEAR CORP                                         COMMON      521865204    6,492    139,635     SOLE      NONE    139,635
LENNAR CORP                                       CL A        526057104    4,513    166,040     SOLE      NONE    166,040
METROPCS COMMUNICATIONS, INC                      COMMON      591708102    8,093    897,273     SOLE      NONE    897,273
MGIC INVESTMENT CORP                              COMMON      552848103   15,574  3,139,898     SOLE      NONE  3,139,898
PARAGON SHIPPING INC                              CL A        69913R309    1,498  1,827,106     SOLE      NONE  1,827,106
PENNYMAC MTG INVT TR                              COMMON      70931T103    4,911    263,024     SOLE      NONE    263,024
PLAINS EXPL & PROD CO LP                          COMMON      726505100   13,288    311,558     SOLE      NONE    311,558
THE PNC FINANCIAL SERVICES GROUP, INC. 67.3300
 EXP12/31/2018                                    WTS         693475121    3,446    281,525     SOLE      NONE    281,525
RADIAN GROUP INC                                  COMMON      750236101    8,096  1,861,142     SOLE      NONE  1,861,142
REGIONS FINANCIAL CORP                            COMMON      7591EP100    5,854    888,264     SOLE      NONE    888,264
REVLON INC                                        CL A        761525609    4,056    235,106     SOLE      NONE    235,106
SERACARE LIFE SCIENCES, INC                       COMMON      81747T104       36      8,979     SOLE      NONE      8,979
STERLING FINANCIAL CORP                           COMMON      859319303      519     24,860     SOLE      NONE     24,860
SUNTRUST BANKS INC                                COMMON      867914103    5,081    210,239     SOLE      NONE    210,239
TENET HEALTHCARE CORP                             COMMON      88033G100    3,803    716,148     SOLE      NONE    716,148
TERADYNE INC                                      COMMON      880770102    3,940    233,285     SOLE      NONE    233,285
U.S. CONCRETE INC                                 COMMON      90333L201    4,475    960,214     SOLE      NONE    960,214
UNITED CONTINENTAL HOLDING INC                    COMMON      910047109    9,626    447,703     SOLE      NONE    447,703
US AIRWAYS GROUP INC                              COMMON      90341W108    6,849    902,390     SOLE      NONE    902,390
VISHAY INTERTECHNOLOGY                            COMMON      928298108    3,797    312,244     SOLE      NONE    312,244
VISTEON CORP                                      COMMON      92839U206    1,723     32,500     SOLE      NONE     32,500
WELLS FARGO & CO 34.0100 EXP10/28/2018            WTS         949746119    4,526    449,853     SOLE      NONE    449,853

                                                                         228,552
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